Summary of significant accounting policies - Schedule of Changes in Financial Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Summary of significant accounting policies
Balance, beginning	$ 249
Change in fair value of warrant derivative liability	$ (249)